Basic and Diluted Earnings (Loss) Per Share - Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average RSUs
Basic and diluted earnings (loss) per share
Weighted-average of shares	30,741,795	0	0
Share options
Basic and diluted earnings (loss) per share
Weighted-average of shares	144,000,000	114,000,000	114,000,000
Warrants
Basic and diluted earnings (loss) per share
Weighted-average of shares	0	0	70,833,345